Document And Entity Information	6 Months Ended
Jun. 30, 2022
Cover [Abstract]
Document Type	6-K
Document Period End Date	Jun. 30, 2022
Entity File Number	001-36588
Entity Registrant Name	Hoegh LNG Partners LP
Entity Address, Address Line One	Canon’s Court
Entity Address, Address Line Two	22 Victoria Street
Entity Address, City or Town	Hamilton
Entity Address, Country	BM
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q2
Entity Central Index Key	0001603016
Current Fiscal Year End Date	--12-31
Amendment Flag	false